Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for Principal Executive Officer (PEO)	Compensation Actually Paid to PEO (1)	SUPPLEMENTAL Adjusted Compensation Actually Paid to PEO (1a)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	SUPPLEMENTAL Adjusted Average Compensation Actually Paid to Non-PEO NEOs (2a)	Company Total Shareholder Return (TSR)	Peer Group TSR (3)	Net Income	Company Selected Measure (CSM): Return on Assets
2023	$2,768,600	$2,880,632	$2,397,917	$958,560	$980,986	$874,605	$146	$139	$124,927	1.48%
2022	2,364,896	2,335,804	2,418,465	858,843	857,332	859,071	111	107	120,509	1.49%
2021	2,010,211	2,170,717	2,796,186	722,088	785,171	863,006	101	124	118,534	1.53%
2020	2,321,326	2,252,328	1,814,387	820,700	814,806	716,485	80	90	81,437	1.14%

Peer Group Issuers, Footnote	The peer group is a market-capitalization-weighted stock index of all publicly-traded banking companies in Illinois, Indiana, Michigan, Ohio, and Wisconsin and is the same as the one used in the performance graph included above in the Company Performance section.
PEO Total Compensation Amount	$ 2,768,600	$ 2,364,896	$ 2,010,211	$ 2,321,326
PEO Actually Paid Compensation Amount	$ 2,880,632	2,335,804	2,170,717	2,252,328
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid (CAP) the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation for the PEO, Mr. Murphy. Deductions are grant-date fair values of equity awards shown in the SCT.

Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
2023	$821,495	$1,766,376	$180,729	$2,768,600	$(1,158,576)	$1,270,608	$2,880,632
2022	810,000	1,397,304	157,592	2,364,896	(449,554)	420,462	2,335,804
2021	808,269	1,062,804	139,138	2,010,211	(235,254)	395,760	2,170,717
2020	822,461	1,376,111	122,754	2,321,326	(888,361)	819,363	2,252,328
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
(1a) The Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus the Committee has redistributed these amounts to calculate supplemental adjusted CAP amounts for the PEO as follows.

SUPPLEMENTAL

Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Reclass Current Year LTEIP Cash Award**	Less: Prior Year EIP/LTEIP Equity Awards	Current Year EIP Equity Award	Prorated Current Year LTEIP Equity Award**	Other Additions to CAP Total	SUPPLEMENTAL Adjusted CAP
2023	$821,495	$1,766,376	$180,729	$2,768,600	$54,400	$(1,158,576)	$326,400	$163,200	$243,893	$2,397,917
2022	810,000	1,397,304	157,592	2,364,896	(156,584)	(449,554)	408,550	280,249	(29,092)	2,418,465
2021	808,269	1,062,804	139,138	2,010,211	102,792	(235,254)	449,554	308,376	160,507	2,796,186
2020	822,461	1,376,111	122,754	2,321,326	53,792	(888,361)	235,254	161,375	(68,999)	1,814,387
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
**2023 amounts based on 1/3 of estimated 2023-2025 award assuming annual awards for 2024 and 2025 equal to 2023’s and long-term corporate performance factor equaling target.
Supplemental Detail — PEO 2023. The additions to the PEO SCT total and adjusted SCT total for 2023 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/23	Change in Value of Prior Years’ Awards Unvested at 12/31/23	Change in Value of Prior Years’ Awards That Vested in FY 2023	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/23	Equity Value Included in Adjusted CAP
BV Shares	$408,566	$102,517	$—	$511,083	$63,664	$166,181
MV Shares	750,009	9,516	—	759,525	68,196	77,712
Total	$1,158,575	$112,033	$—	$1,270,608	$131,860	$243,893
Supplemental Detail — PEO 2022. The additions to the PEO SCT total and adjusted SCT total for 2022 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/22	Change in Value of Prior Years’ Awards Unvested at 12/31/22	Change in Value of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$425,280	$(31,600)	$—	$393,680	$(24,274)	$(55,874)
MV Shares	—	26,782	—	26,782	—	26,782
Total	$425,280	$(4,818)	$—	$420,462	$(24,274)	$(29,092)
Supplemental Detail — PEO 2021. The additions to the PEO SCT total and adjusted SCT total for 2021 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/21	Change in Value of Prior Years’ Awards Unvested at 12/31/21	Change in Value of Prior Years’ Awards That Vested in FY 2021	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$249,464	$36,203	$—	$285,667	$14,211	$50,414
MV Shares	—	110,093	—	110,093	—	110,093
Total	$249,464	$146,296	$—	$395,760	$14,211	$160,507
Supplemental Detail — PEO 2020. The additions to the PEO SCT total and adjusted SCT total for 2020 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/20	Change in Value of Prior Years’ Awards Unvested at 12/31/20	Change in Value of Prior Years’ Awards That Vested in FY 2020	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$300,049	$41,072	$—	$341,121	$21,131	$62,203
MV Shares	515,437	(37,195)	—	478,242	(94,007)	(131,202)
Total	$815,486	$3,877	$—	$819,363	$(72,876)	$(68,999)

Non-PEO NEO Average Total Compensation Amount	$ 958,560	858,843	722,088	820,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ 980,986	857,332	785,171	814,806
Adjustment to Non-PEO NEO Compensation Footnote	To calculate Compensation Actually Paid (CAP) the following amounts were deducted from and added to the average non-PEO NEO’s Summary Compensation Table (SCT) total compensation. Deductions are grant-date fair values of equity awards shown in the SCT. Supporting detail for the additions are detailed in the supplemental tables indicated for each year. Non-PEO NEO’s for 2021, 2022, and 2023 were Ms. Short, Mr. Griffith, Mr. Buhr and Mr. Bauer. Non-PEO’s for 2020 were Ms. Short, Mr. Griffith, Mr. Buhr, and James R. Seitz (former President of 1st Source Corporation and 1st Source Bank).

Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
2023	$384,040	$505,425	$69,095	$958,560	$(278,400)	$300,826	$980,986
2022	359,529	437,246	62,068	858,843	(108,555)	107,044	857,332
2021	334,423	333,720	53,945	722,088	(113,051)	176,134	785,171
2020	333,493	432,403	54,804	820,700	(297,112)	291,218	814,806
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
(2a) The Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus the Committee has redistributed these amounts to calculate supplemental adjusted CAP amounts for the non-PEO NEOs as follows.

SUPPLEMENTAL

Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Reclass Current Year LTEIP Cash Award**	Less: Prior Year EIP/LTEIP Equity Awards	Current Year EIP Equity Award	Prorated Current Year LTEIP Equity Award**	Other Additions to CAP Total	SUPPLEMENTAL Adjusted CAP
2023	$384,040	$505,425	$69,095	$958,560	$15,159	$(278,400)	$86,325	$38,583	$54,378	$874,605
2022	359,529	437,246	62,068	858,843	(47,573)	(108,555)	102,263	55,604	(1,511)	859,071
2021	334,423	333,720	53,945	722,088	23,304	(113,051)	108,555	59,026	63,084	863,006
2020	333,493	432,403	54,804	820,700	24,269	(297,112)	113,051	61,470	(5,893)	716,485
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
**2023 amounts based on 1/3 of estimated 2023-2025 award assuming annual awards for 2024 and 2025 equal to 2023’s and long-term corporate performance factor equaling target.
Supplemental Detail — Non-PEO 2023. The additions to the average non-PEO SCT total and adjusted SCT total for 2023 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/23	Change in Value of Prior Years’ Awards Unvested at 12/31/23	Change in Value of Prior Years’ Awards That Vested in FY 2023	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/23	Equity Value Included in Adjusted CAP
BV Shares	$102,282	$23,779	$—	$126,061	$15,938	$39,717
MV Shares	176,118	4,721	(6,074)	174,765	16,014	14,661
Total	$278,400	$28,500	$(6,074)	$300,826	$31,952	$54,378
Supplemental Detail — Non-PEO 2022. The additions to the average non-PEO SCT total and adjusted SCT total for 2022 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/22	Change in Value of Prior Years’ Awards Unvested at 12/31/22	Change in Value of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$102,693	$(6,860)	$—	$95,833	$(5,862)	$(12,722)
MV Shares	—	14,246	(3,035)	11,211	—	11,211
Total	$102,693	$7,386	$(3,035)	$107,044	$(5,862)	$(1,511)
Supplemental Detail — Non-PEO 2021. The additions to the average non-PEO SCT total and adjusted SCT total for 2021 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/21	Change in Value of Prior Years’ Awards Unvested at 12/31/21	Change in Value of Prior Years’ Awards That Vested in FY 2021	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$59,847	$7,444	$—	$67,291	$3,409	$10,853
MV Shares	62,000	43,050	3,793	108,843	5,388	52,231
Total	$121,847	$50,494	$3,793	$176,134	$8,797	$63,084
Supplemental Detail — Non-PEO 2020. The additions to the average non-PEO SCT total and adjusted SCT total for 2020 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/20	Change in Value of Prior Years’ Awards Unvested at 12/31/20	Change in Value of Prior Years’ Awards That Vested in FY 2020	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$74,025	$10,365	$—	$84,390	$5,213	$15,578
MV Shares	224,320	(17,492)	—	206,828	(3,979)	(21,471)
Total	$298,345	$(7,127)	$—	$291,218	$1,234	$(5,893)

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
The Company had a Total Shareholder Return of approximately 48% from year-end 2020 to year-end 2023 while CAP for the PEO increased approximately 28% and CAP for the non-PEO NEO’s increased approximately 20% over the same period. Overall after taking into account the impact of the timing of payment of long-term EIP awards and the stock portion of annual EIP awards on CAP, the Committee believes the increase in CAP is consistent with the TSR over this period.
The Committee believes a comparison of adjusted CAP versus TSR is more appropriate than a comparison of CAP versus TSR. As noted above the Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus it has redistributed these amounts in the table below to illustrate adjusted CAP amounts. The 2023 adjusted CAP amounts include an estimate of the 2025 long-term EIP award amount achievable due to 2023 performance. As shown in the chart below, the PEO and other NEOs’ adjusted CAP amounts are aligned with the Company’s TSR. Adjusted CAP amounts for 2021 were higher due to the higher relative performance vs. EIP goals that year. All of the PEO’s EIP goals and the majority of non-PEO NEO EIP goals are quantitative Company-level goals. Overall, adjusted CAP amounts have increased over the four-year period as has TSR.

Compensation Actually Paid vs. Net Income	CAP versus Net Income
The Company had an increase in net income of approximately 53% from 2020 to 2023 while CAP for the PEO increased approximately 28% and CAP for the non-PEO NEO’s increased approximately 20% over the same period. Overall after taking into account the impact of the timing of payment of long-term EIP awards and the stock portion of annual EIP awards on CAP, the Committee believes the increase in CAP is consistent with the TSR over this period.
The Committee believes a comparison of adjusted CAP versus net income is more appropriate than a comparison of CAP versus net income. As noted above the Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus it has redistributed these amounts as shown in the table below to illustrate adjusted CAP amounts. The 2023 adjusted CAP amounts include an estimate of the 2025 long-term EIP award amount achievable due to 2023 performance. As shown in the chart below, the PEO and other NEOs’ adjusted CAP amounts are aligned with the Company’s net income growth. Adjusted CAP amounts for 2021 were higher due to the higher relative performance vs. EIP goals that year. All of the PEO’s EIP goals and the majority of non-PEO NEO EIP goals are quantitative Company-level goals. Overall, adjusted CAP amounts have increased over the four-year period as has net income.

Compensation Actually Paid vs. Company Selected Measure	CAP versus Company-Selected Measure (CSM)
The Company had an improvement in Return on Average Assets (ROA) of approximately 30% from 2020 to 2023 while CAP for the PEO increased approximately 28% and CAP for the non-PEO NEO’s increased approximately 20% over the same period. Overall after taking into account the impact of the timing of payment of long-term EIP awards and the stock portion of annual EIP awards on CAP, the Committee believes the increase in CAP is consistent with the ROA over this period.
The Committee believes a comparison of adjusted CAP versus ROA (the Company-Selected Measure) is more appropriate than a comparison of CAP versus ROA. As noted above the Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus it has redistributed these amounts as shown in the table below to illustrate adjusted CAP amounts. The 2023 adjusted CAP amounts include an estimate of the 2025 long-term EIP award amount achievable due to 2023 performance. As shown in the chart below, the PEO and other NEOs’ adjusted CAP amounts are aligned with the Company’s ROA trend. Adjusted CAP amounts for 2021 were higher due to the higher relative performance vs. EIP goals that year, which also was the highest ROA in the three-year period. All of the PEO’s EIP goals and the majority of non-PEO NEO EIP goals are quantitative Company-level goals. Overall, adjusted CAP amounts have increased over the three-year period as has ROA.

Total Shareholder Return Vs Peer Group	TSR: Company versus Peer Group
The Company has increased Total Shareholder Return by 149% more than its peer group over the four year period ending in 2023 and 41% more over the five year period ending in 2023. The Committee believes this is attributable to its consistent financial performance equal to or superior to most peers over these periods as discussed in the Company Performance section above as well as the Company Performance section of prior proxy statements covering the prior years included above.

Tabular List, Table	Net income b.Return on assets c.Expense to revenue ratio
Total Shareholder Return Amount	$ 146	111	101	80
Peer Group Total Shareholder Return Amount	139	107	124	90
Net Income (Loss)	$ 124,927	$ 120,509	$ 118,534	$ 81,437
Company Selected Measure Amount	1.48	1.49	1.53	1.14
PEO Name	Mr. Murphy
Supplemental Adjusted PEO Actually Paid Compensation Amount	$ 2,397,917	$ 2,418,465	$ 2,796,186	$ 1,814,387
Supplemental Adjusted Non-PEO NEO Average Compensation Actually Paid Amount	874,605	859,071	863,006	716,485
PEO Salary	821,495	810,000	808,269	822,461
PEO Bonus And Non-Equity Incentive Compensation	1,766,376	1,397,304	1,062,804	1,376,111
PEO Other Compensation	180,729	157,592	139,138	122,754
Non-PEO NEO Salary	384,040	359,529	334,423	333,493
Non-PEO NEO Bonus And Non-Equity Incentive Compensation	505,425	437,246	333,720	432,403
Non-PEO NEO Other Compensation	$ 69,095	62,068	53,945	54,804
Measure:: 1
Pay vs Performance Disclosure
Name	Net income
Measure:: 2
Pay vs Performance Disclosure
Name	Return on assets
Measure:: 3
Pay vs Performance Disclosure
Name	Expense to revenue ratio
PEO | Adjustment, Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,158,576)	(449,554)	(235,254)	(888,361)
PEO | Adjustment, Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,270,608	420,462	395,760	819,363
PEO | Supplemental Adjustment, Cash Awards Reclassified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,400	(156,584)	102,792	53,792
PEO | Supplemental Adjustment, Equity Awards In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,158,576)	(449,554)	(235,254)	(888,361)
PEO | Supplemental Adjustment, Equity Awards During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	326,400	408,550	449,554	235,254
PEO | Supplemental Adjustment, Equity Awards Prorated During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,200	280,249	308,376	161,375
PEO | Supplemental Adjustment, Other Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,893	(29,092)	160,507	(68,999)
PEO | Equity Awards Reported Value, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	408,566	425,280	249,464	300,049
PEO | Equity Awards Granted in Prior Years, Unvested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	102,517	(31,600)	36,203	41,072
PEO | Equity Awards Granted in Prior Years, Vested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Adjustment, Equity Award Adjustments, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	511,083	393,680	285,667	341,121
PEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	63,664	(24,274)	14,211	21,131
PEO | Supplemental Adjustment, Other Adjustment, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,181	(55,874)	50,414	62,203
PEO | Equity Awards Reported Value, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	750,009	0	0	515,437
PEO | Equity Awards Granted in Prior Years, Unvested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	9,516	26,782	110,093	(37,195)
PEO | Equity Awards Granted in Prior Years, Vested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Adjustment, Equity Award Adjustments, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	759,525	26,782	110,093	478,242
PEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	68,196	0	0	(94,007)
PEO | Supplemental Adjustment, Other Adjustment, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,712	26,782	110,093	(131,202)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,158,575	425,280	249,464	815,486
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	112,033	(4,818)	146,296	3,877
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,270,608	420,462	395,760	819,363
PEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	131,860	(24,274)	14,211	(72,876)
Non-PEO NEO | Adjustment, Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,400)	(108,555)	(113,051)	(297,112)
Non-PEO NEO | Adjustment, Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	300,826	107,044	176,134	291,218
Non-PEO NEO | Supplemental Adjustment, Cash Awards Reclassified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,159	(47,573)	23,304	24,269
Non-PEO NEO | Supplemental Adjustment, Equity Awards In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,400)	(108,555)	(113,051)	(297,112)
Non-PEO NEO | Supplemental Adjustment, Equity Awards During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,325	102,263	108,555	113,051
Non-PEO NEO | Supplemental Adjustment, Equity Awards Prorated During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,583	55,604	59,026	61,470
Non-PEO NEO | Supplemental Adjustment, Other Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,378	(1,511)	63,084	(5,893)
Non-PEO NEO | Equity Awards Reported Value, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	102,282	102,693	59,847	74,025
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	23,779	(6,860)	7,444	10,365
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Adjustment, Equity Award Adjustments, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	126,061	95,833	67,291	84,390
Non-PEO NEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	15,938	(5,862)	3,409	5,213
Non-PEO NEO | Supplemental Adjustment, Other Adjustment, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,717	(12,722)	10,853	15,578
Non-PEO NEO | Equity Awards Reported Value, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	176,118	0	62,000	224,320
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	4,721	14,246	43,050	(17,492)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(6,074)	(3,035)	3,793	0
Non-PEO NEO | Adjustment, Equity Award Adjustments, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	174,765	11,211	108,843	206,828
Non-PEO NEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	16,014	0	5,388	(3,979)
Non-PEO NEO | Supplemental Adjustment, Other Adjustment, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,661	11,211	52,231	(21,471)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	278,400	102,693	121,847	298,345
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	28,500	7,386	50,494	(7,127)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(6,074)	(3,035)	3,793	0
Non-PEO NEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	300,826	107,044	176,134	291,218
Non-PEO NEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 31,952	$ (5,862)	$ 8,797	$ 1,234